Segments (Details 2) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Mar. 19, 2013
Assets	$ 1,191,773	$ 1,105,684
Cash and cash equivalents	218,585	733,896	173,043
Other	9,132	35
Capesize [Member]
Assets	493,326	54,772
Kamsarmax
Assets	232,524	132,114
Scorpio Ultramax Pool
Assets	239,592	184,905
Corporate
Cash and cash equivalents	733,818	214,627
Other	$ 75	$ 11,704